Subsequent Events - Additional Information (Details) - USD ($)		9 Months Ended	12 Months Ended
	Oct. 26, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 23, 2020	Nov. 22, 2019
Subsequent Event [Line Items]
Common stock per share						$ 12.25
Proceeds from the issuances of common stock and warrants		$ 7,233,000	$ 1,685,000	$ 38,526,000
Minimum
Subsequent Event [Line Items]
Common stock per share					$ 1.00
Subsequent Event | Private Placement
Subsequent Event [Line Items]
Proceeds from the issuance of common stock, Shares	187,646
Warrants to purchase number of common stock, shares	93,817
Common stock per share	$ 18.20
Proceeds from the issuances of common stock and warrants	$ 3,400,000
Share issuance cost including placement agent fees	$ 200,000
Warrant exercisable price per share	$ 15.82
Warrants expiration period	3 years
Percentage of right to participate subsequent financing	30.00%
Subsequent Event | Private Placement | Minimum
Subsequent Event [Line Items]
Subscription to participate subsequent financing	$ 250,000
Subsequent Event | Private Placement | Officer, Affiliates of an Officer and Director
Subsequent Event [Line Items]
Common stock per share	$ 18.354
Warrant exercisable price per share	$ 16.1665
Subsequent Event | Private Placement | Placement Agent
Subsequent Event [Line Items]
Proceeds from the issuance of common stock, Shares	961
Common stock per share	$ 19.775
Common Stock | Subsequent Event | Private Placement
Subsequent Event [Line Items]
Number of warrant to purchase of each stock	0.50